Loss Per Share	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
20 LOSS PER SHARE
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2018, 2019 and 2020 as follows:

	Year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss	(558,169)	(486,275)	(2,223,638)
Accretion on convertible redeemable preferred shares	(688,240)	(509,904)	—
Deemed dividends to preferred shareholders	—	(89,076)	—
Net loss attributable to ordinary shareholders-Basic and Diluted	(1,246,409)	(1,085,255)	(2,223,638)
Denominator:
Weighted average number of ordinary shares -Basic and Diluted	550,793,455	1,247,998,533	2,718,827,977
Basic and diluted loss per share	(2.26)	(0.87)	(0.82)
Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.
The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2018	2019	2020
Preferred Shares outstanding	1,667,342,650	—	—
Convertible Redeemable Class B ordinary shares	90,491,694	—	—
Share options and RSUs	152,905,974	99,267,557	62,468,172

Total	1,910,740,318	99,267,557	62,468,172